Segment reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Vessel revenue	$ 1,341,222	$ 1,562,873	$ 540,786
Vessel operating costs	(315,582)	(323,725)	(334,840)
Voyage expenses	(13,243)	(92,698)	(3,455)
Depreciation - owned or sale and leaseback vessels	(178,259)	(168,008)	(197,467)
Depreciation - right of use assets for vessels	(24,244)	(38,827)	(42,786)
General and administrative expenses	(106,255)	(88,131)	(52,746)
Reversal of previously recorded impairment		12,708
Write-off of deposits on scrubbers	(10,508)	0	0
Gain on sale of vessels	12,019	(66,486)	0
Financial expenses	(183,231)	(169,795)	(144,104)
Gain / (loss) on repurchase/exchange of convertible notes	0	481	(5,504)
Financial income	19,112	6,884	3,623
Other income, net	5,867	1,975	2,058
Net income / (loss)	546,898	637,251	(234,435)
Reportable segments subtotal
Disclosure of operating segments [line items]
Vessel revenue	1,341,222	1,562,873	540,786
Vessel operating costs	(315,582)	(323,725)	(334,840)
Voyage expenses	(13,243)	(92,698)	(3,455)
Depreciation - owned or sale and leaseback vessels	(178,259)	(168,008)	(197,467)
Depreciation - right of use assets for vessels	(24,244)	(38,827)	(42,786)
General and administrative expenses	(10,056)	(12,066)	(12,820)
Reversal of previously recorded impairment		12,708
Write-off of deposits on scrubbers	(10,508)
Gain on sale of vessels	12,019	(66,486)
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes		0	0
Financial income	617	657	599
Other income, net	0	1,577	0
Net income / (loss)	801,966	876,005	(49,983)
Reportable segments subtotal | LR1
Disclosure of operating segments [line items]
Vessel revenue		11,196	47,053
Vessel operating costs		(9,076)	(29,883)
Voyage expenses		0	24
Depreciation - owned or sale and leaseback vessels		(1,593)	(20,970)
Depreciation - right of use assets for vessels		0	0
General and administrative expenses		(335)	(1,158)
Reversal of previously recorded impairment		0
Gain on sale of vessels		(44,701)
Financial expenses		0	0
Gain / (loss) on repurchase/exchange of convertible notes		0	0
Financial income		20	2
Other income, net		1,577	0
Net income / (loss)		(42,912)	(4,932)
Reportable segments subtotal | Handymax
Disclosure of operating segments [line items]
Vessel revenue	154,586	243,951	50,143
Vessel operating costs	(37,940)	(36,507)	(38,157)
Voyage expenses	(3,712)	(44,996)	(477)
Depreciation - owned or sale and leaseback vessels	(20,654)	(20,874)	(21,120)
Depreciation - right of use assets for vessels	0	0	(1,773)
General and administrative expenses	(1,432)	(1,367)	(1,464)
Reversal of previously recorded impairment		0
Write-off of deposits on scrubbers	0
Gain on sale of vessels	0	0
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes		0	0
Financial income	0	0	0
Other income, net	0	0	0
Net income / (loss)	90,848	140,207	(12,848)
Reportable segments subtotal | LR2
Disclosure of operating segments [line items]
Vessel revenue	530,736	570,668	180,912
Vessel operating costs	(114,595)	(112,407)	(105,714)
Voyage expenses	(5,536)	(26,641)	(246)
Depreciation - owned or sale and leaseback vessels	(76,383)	(75,360)	(81,062)
Depreciation - right of use assets for vessels	(4,910)	(8,297)	(8,503)
General and administrative expenses	(3,876)	(4,134)	(4,050)
Reversal of previously recorded impairment		0
Write-off of deposits on scrubbers	0
Gain on sale of vessels	0	(12,446)
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes		0	0
Financial income	0	0	(5)
Other income, net	0	0	0
Net income / (loss)	325,436	331,383	(18,668)
Reportable segments subtotal | MR
Disclosure of operating segments [line items]
Vessel revenue	655,900	737,058	262,678
Vessel operating costs	(163,047)	(165,735)	(161,086)
Voyage expenses	(3,995)	(21,061)	(2,756)
Depreciation - owned or sale and leaseback vessels	(81,222)	(70,181)	(74,315)
Depreciation - right of use assets for vessels	(19,334)	(30,530)	(32,510)
General and administrative expenses	(4,748)	(6,230)	(6,148)
Reversal of previously recorded impairment		12,708
Write-off of deposits on scrubbers	(10,508)
Gain on sale of vessels	12,019	(9,339)
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes		0	0
Financial income	617	637	602
Other income, net	0	0	0
Net income / (loss)	385,682	447,327	(13,535)
Corporate and eliminations
Disclosure of operating segments [line items]
Vessel revenue	0	0	0
Vessel operating costs	0	0	0
Voyage expenses	0	0	0
Depreciation - owned or sale and leaseback vessels	0	0	0
Depreciation - right of use assets for vessels	0	0	0
General and administrative expenses	(96,199)	(76,065)	(39,926)
Reversal of previously recorded impairment		0
Write-off of deposits on scrubbers	0
Gain on sale of vessels	0	0
Financial expenses	(183,231)	(169,795)	(144,104)
Gain / (loss) on repurchase/exchange of convertible notes		481	(5,504)
Financial income	18,495	6,227	3,024
Other income, net	5,867	398	2,058
Net income / (loss)	$ (255,068)	$ (238,754)	$ (184,452)